VictoryShares Hedged Equity Income ETF Shareholder Fees	Jun. 30, 2025 USD ($)
Class A Class C Class I Shares [Member] | VictoryShares Hedged Equity Income ETF | VictoryShares Hedged Equity Income ETF
Prospectus [Line Items]
Shareholder Fee, Other	$ 0